UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:
  George L. Payne, Jr.  Charlottesville, VA  22903  January 31, 2006
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  136,784


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2351   30331  SH       SOLE       NONE     0    0       30331
Abbott Labs              COM            002824100      2468   62593  SH       SOLE       NONE     0    0       62593
Air Prod & Chemical	 COM		009158106	918   15505  SH	      SOLE	 NONE	  0    0       15505
American Int'l Group     COM            026874107      5759   84400  SH       SOLE       NONE     0    0       84400
American Std Inc Del	 COM		029712106	668   16724  SH	      SOLE       NONE     0    0       16724
Amgen Inc                COM            031162100      1880   23837  SH       SOLE       NONE     0    0       23837
Anheuser Busch           COM            035229103      2678   62346  SH       SOLE       NONE     0    0       62346
Applied Materials Inc    COM            038222105      1678   93546  SH       SOLE       NONE     0    0       93546
Automatic Data Processi  COM            053015103      2827   61592  SH       SOLE       NONE     0    0       61592
Bank of America		 COM		060505104	330    7158  SH	      SOLE	 NONE	  0    0	7158
Berkshire Hathaway       Class B        084670207      5040    1717  SH       SOLE       NONE     0    0        1717
Capital One Financial	 COM		14040H105	226    2612  SH	      SOLE	 NONE	  0    0	2612
Chevron Corp	         COM            166764100      2850   50200  SH       SOLE       NONE     0    0       50200
Cisco Systems Inc	 COM		17275R102	725   42375  SH	      SOLE       NONE     0    0       42375
Citigroup                COM            172967101      7140  147123  SH       SOLE       NONE     0    0      147123
Corning Inc              COM            219350105      1429   72675  SH       SOLE       NONE     0    0       72675
Countrywide Financial	 COM		222372104	239    7000  SH	      SOLE	 NONE	  0    0        7000
CVS Corp		 COM		126650100      2306   87285  SH	      SOLE	 NONE	  0    0       87285
Dell Computer Corp	 COM		24702R101      1469   49040  SH	      SOLE	 NONE	  0    0       49040
E M C Corp Mass		 COM		268648102	897   65825  SH	      SOLE	 NONE	  0    0       65825
Eli Lilly                COM            532457108       436    7701  SH       SOLE       NONE     0    0        7701
Encana Corp		 COM		292505104      2037   45110  SH	      SOLE	 NONE	  0    0       45110
Equity Office Property	 COM		294741103	243    8000  SH	      SOLE	 NONE	  0    0        8000
Exxon Mobil              COM            30231G102      3837   68318  SH       SOLE       NONE     0    0       68318
FEDEX Corp               COM            31428X106      1902   18392  SH       SOLE       NONE     0    0       18392
First Data Corp          COM            319963104      5457  126875  SH       SOLE       NONE     0    0      126875
General Electric         COM            369604103      7638  217911  SH       SOLE       NONE     0    0      217911
Hershey Foods Corp	 COM		427866108      1243   22505  SH       SOLE       NONE	  0    0       22505
IBM                      COM            459200101      5228   63604  SH       SOLE       NONE     0    0       63604
Intel                    COM            458140100      4327  173362  SH       SOLE       NONE     0    0      173362
iShares Russell 2000 Ind COM		464287655      1800   26974  SH	      SOLE	 NONE	  0    0       26974
iShares Russell Midcap   COM		464287499      2080   23650  SH	      SOLE	 NONE	  0    0       23650
J.P. Morgan Chase & Co.  COM            46625H100      3784   95327  SH       SOLE       NONE     0    0       95327
Johnson & Johnson        COM            478160104      4751   79044  SH       SOLE       NONE     0    0       79044
Johnson Controls         COM            478366107      3793   52027  SH       SOLE       NONE     0    0       52027
Leggett and Platt	 COM		524660107	255   11085  SH	      SOLE	 NONE	  0    0       11085
Medtronic		 COM		585055106      2043   35493  SH	      SOLE	 NONE	  0    0       35493
MGIC Investment Corp     COM            552848103      1639   24901  SH       SOLE       NONE     0    0       24901
Microsoft Corp           COM            594918104      4197  160492  SH       SOLE       NONE     0    0      160492
Oracle Corp              COM            68389X105      2100  172022  SH       SOLE       NONE     0    0      172022
Pepsico Inc              COM            713448108      3544   59982  SH       SOLE       NONE     0    0       59982
Pfizer Inc.              COM            717081103      2184   93645  SH       SOLE       NONE     0    0       93645
Pitney Bowes Inc         COM            724479100       321    7591  SH       SOLE       NONE     0    0        7591
Proctor & Gamble         COM            742718109      5420   93638  SH       SOLE       NONE     0    0       93638
Staples Inc		 COM		855030102      1844   81189  SH	      SOLE	 NONE	  0    0       81189
Sun Trust		 COM		867914103	201    2766  SH	      SOLE	 NONE	  0    0	2766
The St Paul Companies I  COM            792860108       570   12759  SH       SOLE       NONE     0    0       12759
United Parcel Service    Class B        911312106      1590   21160  SH       SOLE       NONE     0    0       21160
US Bancorp Del Com New	 COM		902973304	268    8957  SH	      SOLE	 NONE	  0    0	8957
Varian Medical Systems   COM            92220P105      4304   85508  SH       SOLE       NONE     0    0       85508
Virginia Community Bank	 COM		927786103	215    5000  SH	      SOLE	 NONE	  0    0	5000
Walgreen Co		 COM		931422109	438    9890  SH	      SOLE	 NONE	  0    0	9890
Wal-Mart                 COM            931142103      2542   54317  SH       SOLE       NONE     0    0       54317
Washington Mutual        COM            939322103      3142   72221  SH       SOLE       NONE     0    0       72221
Wells Fargo              COM            949746101      3271   52056  SH       SOLE       NONE     0    0       52056
Wrigley Wm Jr Co         COM            982526105      1576   23701  SH       SOLE       NONE     0    0       23701
Wyeth                    COM            983024100      1591   34533  SH       SOLE       NONE     0    0       34533
Zimmer Holdings Inc      COM            98956P102      1095   16236  SH       SOLE       NONE     0    0       16236
